Segment and Geographic Information (Details) - Shedule of geographical breakdown of direct earned premiums - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	$ 27,758	$ 22,590	$ 53,580	$ 47,371	$ 99,712	$ 102,238
California [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	16,334	13,015	31,480	27,606	58,276	59,287
Washington [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	3,379	2,611	6,364	5,324	11,391	10,765
New Jersey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	2,749	2,046	5,208	4,243	9,155	10,353
Oregon [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	1,713	1,723	3,509	3,604	7,232	8,066
Illinois [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	1,019	1,054	2,060	2,202	4,474	5,168
Arizona [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	1,245	1,060	2,513	2,162	4,527	3,304
Pennsylvania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	741	683	1,398	1,405	2,932	3,418
Virginia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total premiums earned	$ 578	$ 398	$ 1,048	$ 825	$ 1,725	$ 1,877